Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Others (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
	2021	2020

Collateral given for the Company’s own liabilities	788.6	799.0
Other commitments	1,719.1	1,629.9
	2,507.7	2,428.9

Commitments to suppliers	51,562.0	17,768.4
	51,562.0	17,768.4

Disclosure of future contractual commitments [text block]
	2021	2020

Less than 1 year	11,559.9	9,218.2
Between 1 and 2 years	9,982.2	2,934.8
More than 2 years	30,019.9	5,615.4
	51,562.0	17,768.4